INVENTORIES	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE－5 INVENTORIES

The Company’s inventories were as follows:-

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Parts and components	18,560	18,453
Less: reserve for obsolete inventories	(373)	(350)

	18,187	18,103

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Balance at January 1,	350	349
Additions	-	11
Foreign exchange translation adjustment	23	(10)

	373	350

For the six months ended June 30, 2025 and 2024, the Company has not recorded provision for impairment on obsolete inventories.